UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 99 data records

Form 13F Information Table Value Total:   95185(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1553    18575 SH       Sole                                      18575
AT&T Corp.                     COM              00206r102      917    35464 SH       Sole                                      35464
Abbott Laboratories            COM              002824100     1428    27095 SH       Sole                      100             26995
Ace Limited                    COM              h0023r105      736    14060 SH       Sole                     1300             12760
Alliant Energy Corp.           COM              018802108      928    27885 SH       Sole                                      27885
Altria Group Inc.              COM              02209s103      764    37230 SH       Sole                                      37230
American Science and Engineeri COM              029429107      306     4075 SH       Sole                      300              3775
Amgen, Inc.                    COM              031162100      519     8670 SH       Sole                     1200              7470
Anadarko Petroleum Corporation COM              032511107     2752    37782 SH       Sole                     1500             36282
Apache                         COM              037411105     1602    15783 SH       Sole                      200             15583
Apple Computer                 COM              037833100     2523    10733 SH       Sole                      350             10383
BHP Billiton Ltd.              COM              088606108      991    12335 SH       Sole                     1500             10835
BP PLC                         COM              055622104     1053    18437 SH       Sole                                      18437
Bank of America Corp           COM              060505104      267    14946 SH       Sole                                      14946
Baxter International           COM              071813109     1191    20460 SH       Sole                     1400             19060
Becton Dickinson & Co.         COM              075887109     1408    17875 SH       Sole                                      17875
Berkshire Hathaway Cl. B       COM              084670207     1191    14650 SH       Sole                     1000             13650
Bristol-Myers Squibb Co.       COM              110122108      381    14250 SH       Sole                                      14250
Bucyrus International, Inc.    COM              118759109      758    11480 SH       Sole                                      11480
CVS Corp Com                   COM              126650100      751    20520 SH       Sole                                      20520
Celgene Corporation            COM              151020104     1271    20505 SH       Sole                     1300             19205
Central GoldTrust              COM              153546106     2620    59190 SH       Sole                     2100             57090
Cephalon Inc.                  COM              156708109      346     5095 SH       Sole                                       5095
Cerner Corp.                   COM              156782104      203     2380 SH       Sole                                       2380
Chevron Corp.                  COM              166764100      994    13108 SH       Sole                                      13108
Chubb Corp.                    COM              171232101      915    17635 SH       Sole                     1200             16435
Church & Dwight Co.            COM              171340102      326     4859 SH       Sole                                       4859
Cisco Systems Inc.             COM              17275R102      300    11525 SH       Sole                      200             11325
Citigroup                      COM              172967101       50    12200 SH       Sole                                      12200
Clarcor Inc                    COM              179895107      301     8700 SH       Sole                                       8700
Clarient, Inc.                 COM              180489106     1000   381400 SH       Sole                                     381400
Coca-Cola Co.                  COM              191216100      588    10688 SH       Sole                      400             10288
Colgate Palmolive Co.          COM              194162103     2601    30500 SH       Sole                     1400             29100
Collection House               COM              Q2621Z109       73   100000 SH       Sole                                     100000
ConocoPhillips                 COM              20825c104     1420    27750 SH       Sole                                      27750
CopyTele Inc                   COM              217721109        8    20000 SH       Sole                                      20000
Corning Inc.                   COM              219350105      360    17780 SH       Sole                     2000             15780
Covance Inc.                   COM              222816100     1285    20920 SH       Sole                                      20920
Cross Timbers Royalty Trust    COM              22757r109      245     7625 SH       Sole                                       7625
DNP Select Income Fund         COM              23325p104      522    56222 SH       Sole                     8000             48222
Del Monte                      COM              24522p103      679    46445 SH       Sole                                      46445
Diageo                         COM              25243q205      624     9250 SH       Sole                                       9250
E. I. du Pont de Nemours       COM              263534109     1760    47235 SH       Sole                     1900             45335
EMC Corp.                      COM              268648102      770    42655 SH       Sole                     1500             41155
Eldorado Gold Corp.            COM              284902103      194    16000 SH       Sole                                      16000
Encana Corp.                   COM              292505104      290     9315 SH       Sole                                       9315
Exxon Mobil                    COM              30231G102     2625    39177 SH       Sole                      900             38277
FLIR Systems, Inc              COM              302445101      975    34575 SH       Sole                     1775             32800
Fastenal                       COM              311900104      370     7700 SH       Sole                                       7700
Fiserv Inc.                    COM              337738108      546    10737 SH       Sole                     1600              9137
Freeport McMoran CP & GLD Cl B COM              35671D857      885    10592 SH       Sole                                      10592
General Dynamics               COM              369550108     2137    27680 SH       Sole                      250             27430
Gilead Sciences Inc.           COM              375558103     1141    25080 SH       Sole                     1400             23680
Goldman Sachs Group Inc.       COM              38141g104      358     2095 SH       Sole                                       2095
Halliburton Co.                COM              406216101      740    24560 SH       Sole                      100             24460
Hansen Nat Corp.               COM              411310105      578    13315 SH       Sole                                      13315
Harris Cp                      COM              413875105     1349    28400 SH       Sole                     2450             25950
Hewlett Packard Co.            COM              428236103      245     4595 SH       Sole                                       4595
IBM Corp.                      COM              459200101     1996    15559 SH       Sole                                      15559
Integrys Energy Group          COM              45822p105     1744    36800 SH       Sole                     1400             35400
Intel Corp.                    COM              458140100     2025    90831 SH       Sole                     2300             88531
Johnson & Johnson              COM              478160104     2675    41017 SH       Sole                     1550             39467
Kohls Corp.                    COM              500255104      503     9169 SH       Sole                                       9169
L3 Communications Holdings     COM              502424104      787     8585 SH       Sole                                       8585
Lehman Trikes Inc.             COM              525216107        2    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2697    74452 SH       Sole                     2600             71852
Market Vectors ETF Tr Gold Min COM              57060u100     1378    31020 SH       Sole                      600             30420
Marshall & Ilsley Corp.        COM              571837103     1102   136863 SH       Sole                                     136863
McDonalds Corp.                COM              580135101      676    10125 SH       Sole                                      10125
Merge Technologies             COM              589981109      111    53500 SH       Sole                                      53500
Microsoft Corp.                COM              594918104      375    12800 SH       Sole                                      12800
Monsanto Company               COM              61166w101      865    12100 SH       Sole                                      12100
Nestle S A Reg B ADR           COM              641069406     1303    25445 SH       Sole                                      25445
Newmont Mining                 COM              651639106     1399    27450 SH       Sole                                      27450
NovaGold Resources Inc.        COM              66987e206      143    20000 SH       Sole                                      20000
Occidental Petroleum Corp.     COM              674599105     1221    14440 SH       Sole                     1100             13340
Oracle Systems Corp.           COM              68389X105      365    14195 SH       Sole                      200             13995
Penn West Energy Trust         COM              707885109      499    23600 SH       Sole                                      23600
Pepsico, Inc.                  COM              713448108     2395    36198 SH       Sole                     1400             34798
Pfizer, Inc.                   COM              717081103      403    23449 SH       Sole                                      23449
Philip Morris International    COM              718172109      685    13130 SH       Sole                                      13130
Potash Corporation of Saskatch COM              73755l107      303     2535 SH       Sole                                       2535
ProShares UltraShort Lehman 20 COM              74347R297     1045    21450 SH       Sole                                      21450
Procter & Gamble Co.           COM              742718109     3265    51589 SH       Sole                     1589             50000
Quest Diagnostics Inc.         COM              74834l100      436     7470 SH       Sole                      400              7070
Qwest Comm. Intl               COM              749121109      300    57400 SH       Sole                                      57400
Republic Services, Inc.        COM              760759100     1305    44935 SH       Sole                     3150             41785
Schlumberger Ltd.              COM              806857108     1525    24030 SH       Sole                                      24030
Stericycle Inc                 COM              858912108     1253    22975 SH       Sole                                      22975
Thermo Fisher Scientific       COM              883556102      963    18705 SH       Sole                     1800             16905
Transglobe Energy Corp.        COM              893662106       67    11500 SH       Sole                                      11500
Transocean Inc.                COM              h8817h100      498     5765 SH       Sole                                       5765
United Technologies Corp.      COM              913017109      682     9265 SH       Sole                     1300              7965
Varian Medical Sys Inc.        COM              92220P105      277     4990 SH       Sole                                       4990
Verizon Communications         COM              92343V104     2566    82700 SH       Sole                     2400             80300
Vista Gold                     COM              927926204       69    34000 SH       Sole                                      34000
Walgreen Co.                   COM              931422109      948    25544 SH       Sole                     1943             23601
XTO Energy Inc.                COM              98385x106      555    11745 SH       Sole                      425             11320
iShares MSCI Singapore Index F COM              464286673      115    10000 SH       Sole                                      10000